Quarterly Holdings Report
for
Fidelity® Enhanced High Yield ETF
November 30, 2025
HIE-NPRT1-0126
1.9887637.107
Non-Convertible Corporate Bonds - 97.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 2.2%
Materials - 2.2%
Chemicals - 0.4%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (b)	1,755,000	1,583,513
Metals & Mining - 1.8%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (b)	560,000	540,171
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (b)	1,328,000	1,371,732
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (b)	500,000	521,888
Mineral Resources Ltd 7% 4/1/2031 (b)	1,490,000	1,548,669
Mineral Resources Ltd 8.5% 5/1/2030 (b)	4,129,000	4,291,191
		8,273,651
TOTAL AUSTRALIA		9,857,164
AUSTRIA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ams-OSRAM AG 12.25% 3/30/2029 (b)	1,350,000	1,444,181
BRAZIL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Karoon USA Finance Inc 10.5% 5/14/2029 (b)	2,651,000	2,734,594
CAMEROON - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Golar LNG Ltd 7.5% 10/2/2030 (b)	3,350,000	3,256,837
CANADA - 6.7%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 1.4%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	2,750,000	2,620,439
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)	1,240,000	1,228,998
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	2,000,000	2,062,026
		5,911,463
Household Durables - 1.2%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)	3,000,000	2,782,500
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (b)	2,784,000	2,679,505
Empire Communities Corp 9.75% 5/1/2029 (b)	134,000	134,670
		5,596,675
TOTAL CONSUMER DISCRETIONARY		11,508,138

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Saturn Oil & Gas Inc 9.625% 6/15/2029 (b)	2,243,000	2,281,148
Financials - 0.6%
Consumer Finance - 0.6%
goeasy Ltd 7.375% 10/1/2030 (b)	1,000,000	967,839
goeasy Ltd 9.25% 12/1/2028 (b)	1,575,000	1,621,949
		2,589,788
Industrials - 1.6%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (b)	935,000	986,044
Bombardier Inc 7.25% 7/1/2031 (b)	430,000	458,024
		1,444,068
Machinery - 1.3%
ATS Corp 4.125% 12/15/2028 (b)	1,918,000	1,861,350
New Flyer Holdings Inc 9.25% 7/1/2030 (b)	3,765,000	4,032,383
		5,893,733
TOTAL INDUSTRIALS		7,337,801

Materials - 0.8%
Metals & Mining - 0.8%
Champion Iron Canada Inc 7.875% 7/15/2032 (b)	1,000,000	1,053,131
Taseko Mines Ltd 8.25% 5/1/2030 (b)	2,380,000	2,523,888
		3,577,019
Utilities - 0.6%
Electric Utilities - 0.4%
Emera Inc 6.75% 6/15/2076 (c)	1,725,000	1,737,622
Gas Utilities - 0.2%
AltaGas Ltd 7.2% 10/15/2054 (b)(c)	1,000,000	1,034,599
TOTAL UTILITIES		2,772,221

TOTAL CANADA		30,066,115
COTE D'IVOIRE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Endeavour Mining PLC 7% 5/28/2030 (b)	700,000	721,735
DENMARK - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (b)(d)	520,000	534,680
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (b)(d)	1,100,000	1,152,016

TOTAL DENMARK		1,686,696
FINLAND - 0.6%
Consumer Discretionary - 0.6%
Leisure Products - 0.6%
Amer Sports Co 6.75% 2/16/2031 (b)	2,437,000	2,540,577
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Viridien 10% 10/15/2030 (b)	1,025,000	1,080,529
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Financial Services - 0.6%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	2,715,000	2,807,945
GREECE - 0.6%
Industrials - 0.6%
Marine Transportation - 0.6%
Danaos Corp 6.875% 10/15/2032 (b)	2,700,000	2,747,987
GUATEMALA - 1.2%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA 4.5% 4/27/2031 (b)	3,805,000	3,530,089
Millicom International Cellular SA 7.375% 4/2/2032 (b)	1,829,000	1,897,185

TOTAL GUATEMALA		5,427,274
INDONESIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Nickel Industries Ltd 9% 9/30/2030 (b)	2,000,000	2,057,500
IRELAND - 0.3%
Financials - 0.1%
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (b)	380,000	394,299
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Cimpress PLC 7.375% 9/15/2032 (b)	1,000,000	1,020,082
TOTAL IRELAND		1,414,381
ITALY - 1.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Telecom Italia Capital SA 7.2% 7/18/2036	1,175,000	1,277,726
Telecom Italia Capital SA 7.721% 6/4/2038	3,420,000	3,785,417
		5,063,143
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 5.459% 6/30/2035 (b)(c)	150,000	152,602
UniCredit SpA 7.296% 4/2/2034 (b)(c)	328,693	352,514
		505,116
TOTAL ITALY		5,568,259
JAPAN - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Rakuten Group Inc 9.75% 4/15/2029 (b)	1,000,000	1,111,191
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Stena International SA 7.625% 2/15/2031 (b)	522,000	535,040
TANZANIA - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.6%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	2,500,000	2,592,200
TURKEY - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Eldorado Gold Corp 6.25% 9/1/2029 (b)	1,517,000	1,524,585
UNITED KINGDOM - 2.6%
Communication Services - 0.3%
Media - 0.3%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (b)	1,550,000	1,521,868
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	3,200,000	3,254,179
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
EnQuest PLC 11.625% 11/1/2027 (b)	3,514,000	3,555,862
Ithaca Energy North Sea PLC 8.125% 10/15/2029 (b)	1,255,000	1,313,680
		4,869,542
Financials - 0.5%
Capital Markets - 0.3%
Marex Group PLC 5.829% 5/8/2028	1,000,000	1,014,804
Financial Services - 0.1%
Zegona Finance PLC 8.625% 7/15/2029 (b)	452,000	478,842
Insurance - 0.1%
Ardonagh Finco Ltd 7.75% 2/15/2031 (b)	324,000	338,745
TOTAL FINANCIALS		1,832,391

TOTAL UNITED KINGDOM		11,477,980
UNITED STATES - 77.7%
Communication Services - 8.3%
Diversified Telecommunication Services - 1.5%
APLD ComputeCo LLC 9.25% 12/15/2030 (b)	1,310,000	1,262,512
Cipher Compute LLC 7.125% 11/15/2030 (b)	285,000	289,543
GCI LLC 4.75% 10/15/2028 (b)	3,830,000	3,711,429
WULF Compute LLC 7.75% 10/15/2030 (b)	1,565,000	1,618,086
		6,881,570
Entertainment - 1.3%
Cinemark USA Inc 5.25% 7/15/2028 (b)	315,000	314,179
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)(e)	5,625,000	5,615,434
		5,929,613
Media - 5.5%
AMC Networks Inc 10.25% 1/15/2029 (b)	1,400,000	1,468,730
AMC Networks Inc 10.5% 7/15/2032 (b)(e)	1,160,000	1,242,659
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)(e)	2,136,000	1,809,893
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (b)	75,000	69,092
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)	1,040,000	913,646
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (b)	2,000,000	1,986,658
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (b)	875,000	875,258
Directv Financing LLC 8.875% 2/1/2030 (b)	2,691,000	2,671,642
Directv Financing LLC 8.875% 2/1/2030 (b)	1,510,000	1,493,614
Dotdash Meredith Inc 7.625% 6/15/2032 (b)	1,945,000	1,761,548
EchoStar Corp 10.75% 11/30/2029	2,085,000	2,298,713
Lamar Media Corp 3.625% 1/15/2031 (e)	2,120,000	2,000,353
Lamar Media Corp 5.375% 11/1/2033 (b)(e)	845,000	845,921
Nexstar Media Inc 4.75% 11/1/2028 (b)	1,302,000	1,291,191
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (b)	105,000	102,016
Univision Communications Inc 9.375% 8/1/2032 (b)(e)	1,865,000	1,979,813
Warnermedia Holdings Inc 5.05% 3/15/2042 (e)	1,795,000	1,435,767
		24,246,514
TOTAL COMMUNICATION SERVICES		37,057,697

Consumer Discretionary - 11.5%
Automobile Components - 2.2%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (b)	325,000	326,994
American Axle & Manufacturing Inc 7.75% 10/15/2033 (b)(e)	610,000	616,065
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (c)	3,000,000	3,080,388
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (b)	2,388,000	2,523,163
Patrick Industries Inc 6.375% 11/1/2032 (b)(e)	1,000,000	1,024,189
Phinia Inc 6.625% 10/15/2032 (b)	2,104,000	2,178,195
		9,748,994
Automobiles - 0.2%
Thor Industries Inc 4% 10/15/2029 (b)(e)	707,000	676,636
Broadline Retail - 1.0%
Wayfair LLC 6.75% 11/15/2032 (b)	275,000	280,597
Wayfair LLC 7.75% 9/15/2030 (b)(e)	4,105,000	4,375,011
		4,655,608
Diversified Consumer Services - 0.4%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)	1,965,000	1,960,568
Hotels, Restaurants & Leisure - 4.5%
Acushnet Co 5.625% 12/1/2033 (b)	285,000	287,214
Carnival Corp 5.75% 8/1/2032 (b)	1,000,000	1,025,113
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)	1,050,000	1,076,240
Light & Wonder International Inc 6.25% 10/1/2033 (b)	630,000	633,871
Light & Wonder International Inc 7.25% 11/15/2029 (b)	45,000	46,217
Marriott Ownership Resorts Inc 6.5% 10/1/2033 (b)	625,000	594,169
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (b)	1,972,000	1,925,953
NCL Corp Ltd 6.25% 9/15/2033 (b)	840,000	829,943
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/6/2031 (b)	1,800,000	1,489,902
Resorts World Las Vegas LLC / RWLV Capital Inc 8.45% 7/27/2030 (b)	3,746,000	3,699,035
Travel + Leisure Co 4.5% 12/1/2029 (b)(e)	2,455,000	2,395,192
Viking Cruises Ltd 5.875% 10/15/2033 (b)	1,495,000	1,519,237
Viking Cruises Ltd 9.125% 7/15/2031 (b)	520,000	557,831
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (b)	1,060,000	1,043,209
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)(e)	1,000,000	1,022,550
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (b)(e)	1,527,000	1,649,680
		19,795,356
Household Durables - 1.6%
Dream Finders Homes Inc 6.875% 9/15/2030 (b)	620,000	624,832
Installed Building Products Inc 5.75% 2/1/2028 (b)	750,000	751,079
K Hovnanian Enterprises Inc 8.375% 10/1/2033 (b)	1,050,000	1,081,133
LGI Homes Inc 4% 7/15/2029 (b)	883,000	806,965
Somnigroup International Inc 3.875% 10/15/2031 (b)(e)	3,453,000	3,230,670
TopBuild Corp 5.625% 1/31/2034 (b)	850,000	861,604
		7,356,283
Specialty Retail - 1.0%
Advance Auto Parts Inc 7.375% 8/1/2033 (b)(e)	1,625,000	1,655,453
Carvana Co 9% 6/1/2031 pay-in-kind (b)(c)	2,660,700	2,992,409
		4,647,862
Textiles, Apparel & Luxury Goods - 0.6%
Kontoor Brands Inc 4.125% 11/15/2029 (b)	2,020,000	1,919,663
William Carter Co/The 7.38% 2/15/2031 (b)(e)	655,000	668,069
		2,587,732
TOTAL CONSUMER DISCRETIONARY		51,429,039

Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (b)	385,000	390,261
Performance Food Group Inc 4.25% 8/1/2029 (b)	1,801,000	1,768,286
US Foods Inc 4.75% 2/15/2029 (b)	45,000	44,790
		2,203,337
Food Products - 0.4%
Post Holdings Inc 4.625% 4/15/2030 (b)	862,000	839,600
Post Holdings Inc 6.375% 3/1/2033 (b)(e)	1,122,000	1,135,651
		1,975,251
Household Products - 0.4%
Energizer Holdings Inc 4.75% 6/15/2028 (b)	823,000	812,761
Energizer Holdings Inc 6% 9/15/2033 (b)(e)	840,000	792,944
		1,605,705
TOTAL CONSUMER STAPLES		5,784,293

Energy - 7.7%
Energy Equipment & Services - 1.2%
Nabors Industries Inc 7.625% 11/15/2032 (b)	325,000	315,122
Noble Finance II LLC 8% 4/15/2030 (b)	885,000	919,409
Valaris Ltd 8.375% 4/30/2030 (b)	2,392,000	2,495,485
Weatherford International Ltd 6.75% 10/15/2033 (b)	1,500,000	1,535,225
		5,265,241
Oil, Gas & Consumable Fuels - 6.5%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp 8.625% 6/15/2029 (b)	762,000	803,747
BKV Upstream Midstream LLC 7.5% 10/15/2030 (b)	855,000	861,346
California Resources Corp 7% 1/15/2034 (b)(e)	1,070,000	1,067,308
California Resources Corp 8.25% 6/15/2029 (b)	2,820,000	2,950,496
Comstock Resources Inc 6.75% 3/1/2029 (b)	3,003,000	2,986,456
Comstock Resources Inc 6.75% 3/1/2029 (b)(e)	1,100,000	1,103,335
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)	365,000	395,394
CVR Energy Inc 8.5% 1/15/2029 (b)	1,100,000	1,131,318
DBR Land Holdings LLC 6.25% 12/1/2030 (b)	520,000	526,661
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)	1,411,000	1,419,041
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (b)	945,000	968,123
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	3,018,000	3,163,335
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)	981,000	996,357
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)	335,000	351,253
Harvest Midstream I LP 7.5% 5/15/2032 (b)	565,000	587,108
Harvest Midstream I LP 7.5% 9/1/2028 (b)	50,000	50,708
Kinetik Holdings LP 6.625% 12/15/2028 (b)	935,000	961,866
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)(e)	1,350,000	1,294,742
Murphy Oil USA Inc 3.75% 2/15/2031 (b)	1,250,000	1,171,919
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (b)	1,950,000	2,006,008
Northern Oil & Gas Inc 7.875% 10/15/2033 (b)	320,000	311,424
Sunoco LP 6.625% 8/15/2032 (b)	1,000,000	1,030,932
TGNR Intermediate Holdings LLC 5.5% 10/15/2029 (b)	2,340,000	2,291,807
Venture Global LNG Inc 9.5% 2/1/2029 (b)	650,000	685,533
		29,116,217
TOTAL ENERGY		34,381,458

Financials - 10.1%
Capital Markets - 0.5%
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	641,000	662,257
Main Street Capital Corp 5.4% 8/15/2028	800,000	801,987
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (b)	750,000	776,328
		2,240,572
Consumer Finance - 4.3%
Atlanticus Holdings Corp 9.75% 9/1/2030 (b)	1,805,000	1,743,874
Bread Financial Holdings Inc 6.75% 5/15/2031 (b)	1,095,000	1,117,868
Bread Financial Holdings Inc 8.375% 6/15/2035 (b)(c)	2,820,000	2,890,523
Credit Acceptance Corp 6.625% 3/15/2030 (b)(e)	500,000	496,364
Encore Capital Group Inc 6.625% 4/15/2031 (b)(e)	640,000	639,804
Enova International Inc 9.125% 8/1/2029 (b)(e)	4,234,000	4,472,802
FirstCash Inc 5.625% 1/1/2030 (b)	1,214,000	1,221,606
OneMain Finance Corp 3.875% 9/15/2028 (e)	1,857,000	1,802,168
OneMain Finance Corp 6.625% 1/15/2028 (e)	731,000	749,708
OneMain Finance Corp 7.875% 3/15/2030	1,166,000	1,234,107
PROG Holdings Inc 6% 11/15/2029 (b)	1,250,000	1,230,100
Synchrony Financial 7.25% 2/2/2033 (e)	1,809,000	1,938,050
		19,536,974
Financial Services - 2.7%
Block Inc 6% 8/15/2033 (b)	305,000	313,465
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031	1,000,000	1,024,335
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)	655,000	667,397
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)	800,000	802,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	347,000	302,237
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	2,000,000	1,974,298
Jefferson Capital Holdin 9.5% 2/15/2029 (b)	500,000	527,907
PennyMac Financial Services Inc 5.75% 9/15/2031 (b)(e)	1,085,000	1,093,548
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)	925,000	953,146
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)(e)	1,850,000	1,931,293
PennyMac Financial Services Inc 7.875% 12/15/2029 (b)	1,115,000	1,189,247
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)(e)	1,135,000	1,179,733
		11,958,606
Insurance - 0.8%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)(e)	1,055,000	1,095,498
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)	500,000	514,358
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	725,000	753,268
AmWINS Group Inc 6.375% 2/15/2029 (b)(e)	500,000	513,815
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	854,000	883,050
		3,759,989
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
Apollo Commercial Real Estate Finance Inc 4.625% 6/15/2029 (b)(e)	2,161,000	2,099,451
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (b)	640,000	646,545
Rithm Capital Corp 8% 4/1/2029 (b)	3,746,000	3,827,078
Rithm Capital Corp 8% 7/15/2030 (b)	1,305,000	1,330,141
		7,903,215
TOTAL FINANCIALS		45,399,356

Health Care - 4.7%
Health Care Equipment & Supplies - 0.5%
Insulet Corp 6.5% 4/1/2033 (b)	165,000	172,335
Medline Borrower LP 5.25% 10/1/2029 (b)	542,000	543,266
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	1,630,000	1,685,942
		2,401,543
Health Care Providers & Services - 1.9%
DaVita Inc 3.75% 2/15/2031 (b)(e)	1,000,000	927,308
DaVita Inc 4.625% 6/1/2030 (b)	2,199,000	2,132,893
DaVita Inc 6.75% 7/15/2033 (b)(e)	1,850,000	1,922,363
DaVita Inc 6.875% 9/1/2032 (b)(e)	900,000	936,475
LifePoint Health Inc 11% 10/15/2030 (b)	1,600,000	1,761,355
LifePoint Health Inc 9.875% 8/15/2030 (b)(e)	492,000	529,720
Tenet Healthcare Corp 6% 11/15/2033 (b)	355,000	366,547
		8,576,661
Health Care Technology - 0.2%
IQVIA Inc 6.25% 6/1/2032 (b)	740,000	774,014
Pharmaceuticals - 2.1%
1261229 BC Ltd 10% 4/15/2032 (b)	1,400,000	1,447,341
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (b)	355,000	374,978
Endo Finance Holdings Inc 8.5% 4/15/2031 (b)	460,000	478,527
HLF Financing Sarl LLC / Herbalife International Inc 12.25% 4/15/2029 (b)	2,293,000	2,470,568
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (b)(e)	2,700,000	2,523,643
Jazz Securities DAC 4.375% 1/15/2029 (b)	1,873,000	1,849,016
		9,144,073
TOTAL HEALTH CARE		20,896,291

Industrials - 13.4%
Aerospace & Defense - 3.0%
Axon Enterprise Inc 6.25% 3/15/2033 (b)	490,000	508,734
BWX Technologies Inc 4.125% 6/30/2028 (b)	600,000	588,640
Carpenter Technology Corp 5.625% 3/1/2034 (b)	600,000	609,811
Moog Inc 4.25% 12/15/2027 (b)(e)	2,000,000	1,988,544
TransDigm Inc 4.625% 1/15/2029	2,600,000	2,568,029
TransDigm Inc 4.875% 5/1/2029	2,775,000	2,757,626
TransDigm Inc 6.25% 1/31/2034 (b)	135,000	139,973
TransDigm Inc 6.375% 3/1/2029 (b)(e)	500,000	515,000
TransDigm Inc 6.375% 5/31/2033 (b)	920,000	942,996
TransDigm Inc 6.875% 12/15/2030 (b)	2,588,000	2,697,949
		13,317,302
Building Products - 1.3%
Builders FirstSource Inc 4.25% 2/1/2032 (b)	1,000,000	950,456
Builders FirstSource Inc 6.75% 5/15/2035 (b)	1,310,000	1,381,648
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)(e)	375,000	392,510
Griffon Corp 5.75% 3/1/2028	2,906,000	2,909,545
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)	240,000	245,173
		5,879,332
Commercial Services & Supplies - 2.6%
ACCO Brands Corp 4.25% 3/15/2029 (b)(e)	643,000	582,910
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)(e)	1,356,000	1,427,674
Brink's Co/The 6.5% 6/15/2029 (b)	590,000	609,212
Enviri Corp 5.75% 7/31/2027 (b)(e)	1,035,000	1,036,264
GEO Group Inc/The 10.25% 4/15/2031	2,839,000	3,115,229
GEO Group Inc/The 8.625% 4/15/2029	1,310,000	1,380,412
GFL Environmental Inc 4% 8/1/2028 (b)	3,780,000	3,705,997
		11,857,698
Construction & Engineering - 1.0%
AECOM 6% 8/1/2033 (b)	810,000	832,631
Arcosa Inc 4.375% 4/15/2029 (b)	1,037,000	1,016,300
Arcosa Inc 6.875% 8/15/2032 (b)	1,135,000	1,192,622
Dycom Industries Inc 4.5% 4/15/2029 (b)(e)	1,463,000	1,443,456
		4,485,009
Electrical Equipment - 0.9%
Atkore Inc 4.25% 6/1/2031 (b)	1,599,000	1,540,646
EnerSys 4.375% 12/15/2027 (b)	2,338,000	2,321,983
		3,862,629
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (b)(e)	950,000	978,152
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	965,000	992,284
		1,970,436
Machinery - 1.7%
Allison Transmission Inc 3.75% 1/30/2031 (b)	3,683,000	3,434,718
Allison Transmission Inc 5.875% 12/1/2033 (b)	475,000	479,327
Allison Transmission Inc 5.875% 6/1/2029 (b)	1,157,000	1,174,169
Enpro Inc 6.125% 6/1/2033 (b)	900,000	929,702
Wabash National Corp 4.5% 10/15/2028 (b)(e)	1,960,000	1,794,070
		7,811,986
Passenger Airlines - 0.7%
Allegiant Travel Co 7.25% 8/15/2027 (b)	2,957,000	2,994,273
United Airlines Inc 4.625% 4/15/2029 (b)	338,000	336,290
		3,330,563
Professional Services - 0.4%
CACI International Inc 6.375% 6/15/2033 (b)	715,000	745,390
Science Applications International Corp 5.875% 11/1/2033 (b)	855,000	851,693
		1,597,083
Trading Companies & Distributors - 1.4%
BlueLinx Holdings Inc 6% 11/15/2029 (b)	4,138,000	4,026,754
United Rentals North America Inc 5.375% 11/15/2033 (b)	2,215,000	2,220,087
		6,246,841
TOTAL INDUSTRIALS		60,358,879

Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
CPI CG Inc 10% 7/15/2029 (b)	322,000	338,261
Crane NXT Co 4.2% 3/15/2048	900,000	592,261
Lightning Power LLC 7.25% 8/15/2032 (b)(e)	305,000	323,659
		1,254,181
IT Services - 1.3%
ASGN Inc 4.625% 5/15/2028 (b)	1,000,000	979,714
CoreWeave Inc 9% 2/1/2031 (b)	605,000	547,461
CoreWeave Inc 9.25% 6/1/2030 (b)	4,560,000	4,207,081
		5,734,256
Semiconductors & Semiconductor Equipment - 0.5%
Entegris Inc 4.75% 4/15/2029 (b)	2,203,000	2,198,693
Software - 1.0%
Cloud Software Group Inc 6.5% 3/31/2029 (b)	1,009,000	1,017,104
Consensus Cloud Solutions Inc 6.5% 10/15/2028 (b)	665,000	667,428
Fair Isaac Corp 6% 5/15/2033 (b)(e)	910,000	935,344
Gen Digital Inc 6.75% 9/30/2027 (b)	10,000	10,196
Pagaya US Holdings Co LLC 8.875% 8/1/2030 (b)(e)	2,045,000	1,841,939
		4,472,011
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)	2,000,000	2,059,388
Seagate HDD Cayman 3.125% 7/15/2029	203	176
		2,059,564
TOTAL INFORMATION TECHNOLOGY		15,718,705

Materials - 6.4%
Chemicals - 3.1%
Chemours Co/The 5.75% 11/15/2028 (b)(e)	1,620,000	1,572,288
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (b)	3,905,000	3,894,470
LSB Industries Inc 6.25% 10/15/2028 (b)	2,320,000	2,308,377
Methanex US Operations Inc 6.25% 3/15/2032 (b)(e)	600,000	616,056
Minerals Technologies Inc 5% 7/1/2028 (b)	1,600,000	1,588,000
Rain Carbon Inc 12.25% 9/1/2029 (b)(e)	3,680,000	3,797,341
		13,776,532
Construction Materials - 0.0%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	600,000	636,812
Containers & Packaging - 1.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	360,000	360,000
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (b)(d)	325,000	330,648
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)(e)	485,000	490,755
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)(e)	500,000	507,655
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (b)	2,250,000	2,278,125
Sealed Air Corp 6.5% 7/15/2032 (b)	2,063,000	2,135,378
		6,102,561
Metals & Mining - 1.9%
Century Aluminum Co 6.875% 8/1/2032 (b)	440,000	447,100
Commercial Metals Co 5.75% 11/15/2033 (b)	1,310,000	1,339,644
Compass Minerals International Inc 8% 7/1/2030 (b)	1,440,000	1,499,119
Kaiser Aluminum Corp 5.875% 3/1/2034 (b)	655,000	652,836
Novelis Corp 4.75% 1/30/2030 (b)	2,750,000	2,645,782
Novelis Corp 6.875% 1/30/2030 (b)	1,000,000	1,036,219
SunCoke Energy Inc 4.875% 6/30/2029 (b)(e)	775,000	709,083
		8,329,783
TOTAL MATERIALS		28,845,688

Real Estate - 6.8%
Diversified REITs - 0.7%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)	3,099,000	2,983,026
Health Care REITs - 0.2%
Diversified Healthcare Trust 7.25% 10/15/2030 (b)	1,265,000	1,285,885
Hotel & Resort REITs - 1.8%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)(e)	2,500,000	2,426,708
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	210,000	214,397
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (b)	1,000,000	986,466
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)(e)	3,196,000	3,312,357
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)	900,000	935,251
		7,875,179
Real Estate Management & Development - 1.8%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)	1,396,000	1,401,909
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)	2,045,000	2,221,597
Brandywine Operating Partnership LP 6.125% 1/15/2031	640,000	632,782
Five Point Operating Co LP 8% 10/1/2030 (b)	1,055,000	1,101,445
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)	130,000	137,980
Howard Hughes Corp/The 4.125% 2/1/2029 (b)	1,544,000	1,498,862
Howard Hughes Corp/The 4.375% 2/1/2031 (b)	777,000	742,320
Taylor Morrison Communities Inc 5.75% 11/15/2032 (b)	340,000	350,445
		8,087,340
Retail REITs - 0.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.5% 4/1/2027 (b)	858,000	843,175
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	656,000	653,850
		1,497,025
Specialized REITs - 2.0%
Iron Mountain Inc 4.5% 2/15/2031 (b)	1,800,000	1,721,603
Millrose Properties Inc 6.25% 9/15/2032 (b)	1,140,000	1,152,877
Millrose Properties Inc 6.375% 8/1/2030 (b)	2,470,000	2,519,717
SBA Communications Corp 3.125% 2/1/2029	3,750,000	3,584,358
		8,978,555
TOTAL REAL ESTATE		30,707,010

Utilities - 4.0%
Electric Utilities - 1.7%
Edison International 7.875% 6/15/2054 (c)	965,000	1,003,660
Edison International 8.125% 6/15/2053 (c)(e)	2,400,000	2,478,310
EUSHI Finance Inc 6.25% 4/1/2056 (c)	790,000	790,852
NRG Energy Inc 3.375% 2/15/2029 (b)	1,334,000	1,278,048
NRG Energy Inc 6% 1/15/2036 (b)	640,000	649,979
Topaz Solar Farms LLC 5.75% 9/30/2039 (b)	1,395,184	1,400,758
		7,601,607
Gas Utilities - 1.7%
AmeriGas Partners LP / AmeriGas Finance Corp 5.75% 5/20/2027 (e)	3,100,000	3,112,118
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (b)	2,671,000	2,772,971
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (b)	925,000	980,318
Ferrellgas LP / Ferrellgas Finance Corp 9.25% 1/15/2031 (b)	750,000	757,483
		7,622,890
Independent Power and Renewable Electricity Producers - 0.6%
Alpha Generation LLC 6.75% 10/15/2032 (b)(e)	395,000	406,529
Talen Energy Supply LLC 6.25% 2/1/2034 (b)	1,280,000	1,304,223
Talen Energy Supply LLC 8.625% 6/1/2030 (b)	1,000,000	1,060,139
		2,770,891
TOTAL UTILITIES		17,995,388

TOTAL UNITED STATES		348,573,804
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $429,458,610)		439,226,574

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
Standard Chartered PLC 7% (b)(c)(f)	655,000	670,395
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.3%
Citigroup Inc 6.875% (c)(f)	1,210,000	1,242,095
TOTAL PREFERRED SECURITIES (Cost $1,865,000)		1,912,490

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.02	5,238,084	5,239,132
Fidelity Securities Lending Cash Central Fund (h)(i)	4.02	30,263,026	30,266,052
TOTAL MONEY MARKET FUNDS (Cost $35,505,184)			35,505,184

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $466,828,794)	476,644,248
NET OTHER ASSETS (LIABILITIES) - (6.1)% (g)	(27,510,570)
NET ASSETS - 100.0%	449,133,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	11	3/31/2026	1,207,336	3,162	3,162

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $387,846,534 or 86.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Includes $80,625 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,434,208	43,661,934	39,856,871	65,163	(139)	-	5,239,132	5,238,084	0.0%
Fidelity Securities Lending Cash Central Fund	37,858,903	37,878,650	45,471,813	23,143	312	-	30,266,052	30,263,026	0.1%
Total	39,293,111	81,540,584	85,328,684	88,306	173	-	35,505,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.